SHARE CAPITAL AND SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital And Share-based Payments Tables
Schedule of Stock Options

	Underlying Shares	Weighted Average Exercise Price (C$)
Stock options outstanding and exercisable, January 1, 2016	2,439,500	$1.52
Granted	802,500	$2.95
Forfeited	(165,000)	$1.44
Expired	(19,500)	$1.02
Exercised	(1,079,000)	$1.17
Stock options outstanding and exercisable, December 31, 2016	1,978,500	$2.24
Granted	1,475,000	$1.98
Forfeited	(122,500)	$2.54
Exercised	(20,000)	$1.62
Stock options outstanding and exercisable, December 31, 2017	3,311,000	$2.12

Schdule of Stock Options Outsanding and Exercisable

		Stock Options Outstanding
Expiry Date	Exercise Price (C$)	December 31, 2017	December 31, 2016	January 1, 2016

January 18, 2016	$1.02	-	-	204,500
September 30, 2016	$1.02	-	-	645,000
February 18, 2018	$1.60	147,500	147,500	195,000
September 9, 2018	$1.62	276,000	296,000	360,000
September 19, 2019	$1.90	620,000	667,500	855,000
December 22, 2019	$1.90	105,000	105,000	130,000
September 29, 2020	$1.32	-	-	50,000
September 2, 2021	$2.95	687,500	762,500	-
September 20, 2022	$1.98	1,435,000	-	-
October 6, 2022	$1.98	40,000	-	-
		3,311,000	1,978,500	2,439,500

Schdule of fair value of the options granted

	2017	2016	2015
Weighted average assumptions:
Risk-free interest rate	1.80%	0.69%	0.78%
Expected dividend yield	0%	0%	0%
Expected option life (years)	5.00	5.00	5.00
Expected stock price volatility	68.23%	65.13%	65.10%
Weighted average fair value at grant date	C$1.14	C$1.60	C$0.65

Schdule of Basic Earnings Per Share and Diluted Earnings Per Share

	2017	2016	2015
Net income for the year	$2,653,461	$1,503,531	$378,087
Basic weighted average number of shares outstanding	52,523,454	42,695,999	36,229,424
Effect of dilutive share options, warrants, and RSUs	796,555	1,095,452	494,301
Diluted weighted average number of shares outstanding	53,320,009	43,791,451	36,723,725
Basic earnings per share	$0.05	$0.04	$0.01
Diluted earnings per share	$0.05	$0.03	$0.01